Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income	19,061	19,556	22,090
Interest expense	(10,027)	(11,441)	(14,947)
Net interest income	9,034	8,115	7,143
Commissions and fees	13,051	13,226	12,724
Trading revenues	2,026	2,739	1,196
Other revenues	2,131	1,776	2,548
Net revenues	26,242	25,856	23,611
Provision for credit losses	186	167	170
Compensation and benefits	11,334	11,256	12,303
General and administrative expenses	9,534	8,599	7,246
Commission expenses	1,561	1,738	1,702
Total other operating expenses	11,095	10,337	8,948
Total operating expenses	22,429	21,593	21,251
Income from continuing operations before taxes	3,627	4,096	2,190
Income tax expense	1,405	1,276	465
Income from continuing operations	2,222	2,820	1,725
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income	2,324	2,965	1,685
Net income/(loss) attributable to noncontrolling interests	449	639	336
Net income attributable to shareholders	1,875	2,326	1,349
of which from continuing operations	1,773	2,181	1,389
of which from discontinued operations	102	145	(40)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.02	1.14	0.82
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.06	0.08	(0.03)
Basic earnings per share (in CHF per share)	1.08	1.22	0.79
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.01	1.14	0.82
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.06	0.08	(0.03)
Diluted earnings per share (in CHF per share)	1.07	1.22	0.79
Bank
Interest and dividend income	18,585	19,017	21,539
Interest expense	(9,908)	(11,307)	(14,757)
Net interest income	8,677	7,710	6,782
Commissions and fees	12,887	13,057	12,543
Trading revenues	1,790	2,755	1,163
Other revenues	2,235	1,792	2,488
Net revenues	25,589	25,314	22,976
Provision for credit losses	125	93	88
Compensation and benefits	11,382	11,187	12,219
General and administrative expenses	9,573	8,654	7,205
Commission expenses	1,548	1,726	1,685
Total other operating expenses	11,121	10,380	8,890
Total operating expenses	22,503	21,567	21,109
Income from continuing operations before taxes	2,961	3,654	1,779
Income tax expense	1,299	1,170	365
Income from continuing operations	1,662	2,484	1,414
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income	1,764	2,629	1,374
Net income/(loss) attributable to noncontrolling interests	445	669	333
Net income attributable to shareholders	1,319	1,960	1,041
of which from continuing operations	1,217	1,815	1,081
of which from discontinued operations	102	145	(40)